UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON CLEARBRIDGE

MID CAP CORE FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 11.2%
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies Inc.	230,000	$7,429,000	*
Ctrip.com International Ltd., ADR	125,000	5,032,500	*

Total Hotels, Restaurants & Leisure		12,461,500

Household Durables - 3.8%
Jarden Corp.	540,000	15,633,000
Mohawk Industries Inc.	185,000	9,052,050	*

Total Household Durables		24,685,050

Specialty Retail - 5.5%
Children’s Place Retail Stores Inc.	260,000	10,881,000	*
J. Crew Group Inc.	48,970	1,744,801	*
Ross Stores Inc.	280,000	14,744,800
Tractor Supply Co.	130,000	9,036,300

Total Specialty Retail		36,406,901

TOTAL CONSUMER DISCRETIONARY		73,553,451

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 3.1%
Casey’s General Stores Inc.	275,000	10,518,750
Pantry Inc.	545,000	9,810,000	*

TOTAL CONSUMER STAPLES		20,328,750

ENERGY - 7.9%
Energy Equipment & Services - 5.4%
Bristow Group Inc.	333,000	11,132,190	*
ION Geophysical Corp.	736,000	3,231,040	*
Noble Corp.	310,000	10,075,000	*
Oceaneering International Inc.	225,000	11,133,000	*

Total Energy Equipment & Services		35,571,230

Oil, Gas & Consumable Fuels - 2.5%
Peabody Energy Corp.	180,000	8,127,000
Petrohawk Energy Corp.	540,000	8,515,800	*

Total Oil, Gas & Consumable Fuels		16,642,800

TOTAL ENERGY		52,214,030

FINANCIALS - 18.4%
Capital Markets - 4.5%
Invesco Ltd.	550,000	10,747,000
Och-Ziff Capital Management Group	675,000	9,274,500
TD Ameritrade Holding Corp.	613,000	9,648,620	*

Total Capital Markets		29,670,120

Commercial Banks - 2.4%
Old National Bancorp	285,000	2,998,200
Signature Bank	250,000	9,610,000	*
Trustmark Corp.	140,000	3,080,000

Total Commercial Banks		15,688,200

Consumer Finance - 1.9%
Discover Financial Services	800,000	12,216,000

Insurance - 5.1%
Arch Capital Group Ltd.	153,000	11,973,780	*
PartnerRe Ltd.	150,000	10,855,500
XL Group PLC	627,000	11,116,710

Total Insurance		33,945,990

Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities Inc.	151,000	10,653,050
Health Care REIT Inc.	102,000	4,621,620

Total Real Estate Investment Trusts (REITs)		15,274,670

Thrifts & Mortgage Finance - 2.2%
Northwest Bancshares Inc.	285,000	3,457,050

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - continued
People’s United Financial Inc.	800,000	$11,072,000

Total Thrifts & Mortgage Finance		14,529,050

TOTAL FINANCIALS		121,324,030

HEALTH CARE - 11.8%
Biotechnology - 4.2%
Onyx Pharmaceuticals Inc.	450,000	11,700,000	*
Regeneron Pharmaceuticals Inc.	286,280	6,925,113	*
Vanda Pharmaceuticals Inc.	500,000	3,630,000	*
Vertex Pharmaceuticals Inc.	165,000	5,553,900	*

Total Biotechnology		27,809,013

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	432,000	12,947,040
Magellan Health Services Inc.	246,000	10,354,140	*
Mednax Inc.	249,000	11,740,350	*

Total Health Care Providers & Services		35,041,530

Pharmaceuticals - 2.3%
Elan Corp. PLC, ADR	640,000	3,052,800	*
Shire Ltd., ADR	175,000	12,052,250

Total Pharmaceuticals		15,105,050

TOTAL HEALTH CARE		77,955,593

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.9%
Alliant Techsystems Inc.	150,000	10,074,000	*
L-3 Communications Holdings Inc.	128,000	9,349,120

Total Aerospace & Defense		19,423,120

Construction & Engineering - 4.4%
Aecom Technology Corp.	380,000	9,173,200	*
Quanta Services Inc.	515,000	11,062,200	*
Shaw Group Inc.	270,000	8,650,800	*

Total Construction & Engineering		28,886,200

Industrial Conglomerates - 1.4%
McDermott International Inc.	380,000	8,933,800	*

Machinery - 4.6%
Bucyrus International Inc., Class A Shares	185,000	11,510,700
Parker Hannifin Corp.	176,000	10,933,120
Valmont Industries Inc.	109,000	7,744,450

Total Machinery		30,188,270

TOTAL INDUSTRIALS		87,431,390

INFORMATION TECHNOLOGY - 19.9%
Internet Software & Services - 1.6%
VeriSign Inc.	375,000	10,556,250	*

IT Services - 3.1%
Fidelity National Information Services Inc.	340,000	9,747,800
Global Payments Inc.	275,000	10,375,750

Total IT Services		20,123,550

Semiconductors & Semiconductor Equipment - 6.7%
Cymer Inc.	300,000	9,984,000	*
Lam Research Corp.	175,000	7,383,250	*
Microchip Technology Inc.	313,000	9,530,850
Varian Semiconductor Equipment Associates Inc.	205,000	5,793,300	*
Xilinx Inc.	420,000	11,726,400

Total Semiconductors & Semiconductor Equipment		44,417,800

Software - 8.5%
Amdocs Ltd.	360,000	9,838,800	*
Autodesk Inc.	360,000	10,634,400	*
Blackboard Inc.	257,000	9,758,290	*
Check Point Software Technologies Ltd.	425,000	14,458,500	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Software - continued
MICROS Systems Inc.	320,000	$11,449,600	*

Total Software		56,139,590

TOTAL INFORMATION TECHNOLOGY		131,237,190

MATERIALS - 8.9%
Chemicals - 4.0%
Celanese Corp., Series A Shares	326,000	9,157,340
Huabao International Holdings Ltd.	3,568,500	4,603,331
Rockwood Holdings Inc.	425,000	12,414,250	*

Total Chemicals		26,174,921

Containers & Packaging - 2.0%
Crown Holdings Inc.	490,000	13,636,700	*

Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd.	180,000	10,035,000
Allegheny Technologies Inc.	190,000	9,045,900

Total Metals & Mining		19,080,900

TOTAL MATERIALS		58,892,521

UTILITIES - 3.6%
Electric Utilities - 1.0%
Great Plains Energy Inc.	355,000	6,368,700

Independent Power Producers & Energy Traders - 1.6%
NRG Energy Inc.	460,000	10,432,800	*

Multi-Utilities - 1.0%
Sempra Energy	138,000	6,865,500

TOTAL UTILITIES		23,667,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $582,382,113)		646,603,955

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $12,043,211; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $12,283,993) (Cost - $12,043,000)	0.210%	8/2/10	$12,043,000	12,043,000

TOTAL INVESTMENTS - 99.9% (Cost - $594,425,113#)				658,646,955
Other Assets in Excess of Liabilities - 0.1%				388,726

TOTAL NET ASSETS - 100.0%				$659,035,681

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$646,603,955	—	—	$646,603,955

Short-term investment†	—	$12,043,000	—	12,043,000

Total investments	$646,603,955	$12,043,000	—	$658,646,955

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$100,983,151
Gross unrealized depreciation	(36,761,309)

Net unrealized appreciation	$64,221,842

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010